Commitments (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$865,541
2015	871,202
2016	860,803
2017	883,452
2018	484,212
and thereafter	540,752

Total future minimum payments	$4,505,962